FAIR VALUE MEASUREMENT - Measured at fair value on a recurring basis (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	$ 14,881,240	$ 6,435,241
Long term available for sale investments	3,980,806	932,251
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value		6,435,241
Accrued expenses and other current liabilities	158,900
Long term available for sale investments	3,980,806	932,251
Total	19,020,946	7,367,492
Recurring | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value		6,435,241
Accrued expenses and other current liabilities	158,900
Total	15,040,140	6,435,241
Recurring | Significant unobservable inputs (level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Long term available for sale investments	3,980,806	932,251
Total	3,980,806	$ 932,251
Recurring | ETFs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	9,096,579
Recurring | ETFs | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	9,096,579
Recurring | US T-bill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	5,527,192
Recurring | US T-bill | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	5,527,192
Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	257,469
Recurring | Corporate bonds | Quoted prices in active markets for identical instruments (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Financial instruments held, at fair value	$ 257,469